CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 671,135,000	$ 618,158,000	$ 107,681,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for loan losses	165,779,000	228,072,000	325,424,000
Amortization of intangibles	9,370,000	9,326,000	9,378,000
Depreciation and amortization of premises and equipment	58,067,000	53,300,000	48,364,000
Net accretion of discounts and amortization of premiums and deferred fees	(158,070,000)	(87,154,000)	(22,310,000)
Share-based compensation	12,303,000	10,521,000	0
Impairment losses on long-lived assets	2,591,000	272,000	4,784,000
Other-than-temporary impairment on investment securities	0	0	8,299,000
Fair value adjustments on mortgage servicing rights	27,771,000	8,477,000	36,519,000
FDIC loss share expense	0	(94,725,000)	10,066,000
Adjustments (expense) to indemnity reserves on loans sold	343,000	12,959,000	22,377,000
Earnings from investments under the equity method, net of dividends or distributions	(28,011,000)	(24,217,000)	(18,247,000)
Deferred income tax expense	141,332,000	(12,320,000)	207,428,000
Gain on:
Disposition of premises and equipment and other productive assets	(6,666,000)	15,984,000	4,281,000
Proceeds from insurance claims	(1,205,000)	(20,147,000)	0
Early extinguishment of debt	0	12,522,000	0
Sale of debt securities	20,000	0	(83,000)
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	(15,888,000)	(9,681,000)	(16,670,000)
Sale of foreclosed assets, including write-downs	(21,982,000)	6,833,000	21,715,000
Acquisitions of loans held-for-sale	(223,939,000)	(232,264,000)	(244,385,000)
Proceeds from sale of loans held-for-sale	71,075,000	66,687,000	69,464,000
Net originations on loans held-for-sale	(289,430,000)	(254,582,000)	(315,522,000)
Net decrease (increase) in:
Trading debt securities	460,969,000	458,447,000	503,108,000
Equity securities	(8,032,000)	(1,622,000)	(1,269,000)
Accrued income receivable	(8,369,000)	49,288,000	(75,802,000)
Other assets	(37,847,000)	264,841,000	(65,844,000)
Net (decrease) increase in:
Interest payable	(284,000)	(9,786,000)	2,549,000
Pension and other postretirement benefits obligation	778,000	4,558,000	(13,100,000)
Other liabilities	(116,443,000)	(226,244,000)	28,279,000
Total adjustments	34,232,000	229,345,000	528,803,000
Net cash provided by operating activities	705,367,000	847,503,000	636,484,000
Cash flows from investing activities:
Net decrease in money market investments	905,558,000	1,083,515,000	(2,366,932,000)
Purchases of investment securities:
Available-for-sale	(18,733,295,000)	(10,050,165,000)	(4,139,650,000)
Equity	(16,300,000)	(13,068,000)	(29,672,000)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	14,650,440,000	6,946,209,000	2,023,295,000
Held-to-maturity	5,913,000	7,280,000	6,232,000
Proceeds from sale of investment securities:
Available-for-sale	99,445,000	0	14,423,000
Equity	20,030,000	24,209,000	30,250,000
Net (disbursements) repayments on loans	(641,029,000)	(6,665,000)	(398,676,000)
Proceeds from sale of loans	110,534,000	29,669,000	415,000
Acquisition of loan portfolios	(619,737,000)	(601,550,000)	(535,534,000)
Payments to acquire other intangible	(10,382,000)	0	0
Net payments (to) from FDIC under loss sharing agreements	0	(25,012,000)	(7,679,000)
Payments to acquire businesses, net of cash acquired	0	(1,843,333,000)	0
Return of capital from equity method investments	6,942,000	4,090,000	8,194,000
Acquisition of premises and equipment	(75,665,000)	(80,549,000)	(62,697,000)
Proceeds from insurance claims	1,205,000	20,147,000	0
Proceeds from sale of:
Premises and equipment and other productive assets	18,608,000	9,185,000	9,753,000
Foreclosed assets	107,881,000	105,371,000	96,540,000
Net cash used in investing activities	(4,169,852,000)	(4,390,667,000)	(5,351,738,000)
Net increase (decrease) in:
Deposits	4,043,955,000	4,259,651,000	4,954,105,000
Assets sold under agreements to repurchase	(88,151,000)	(109,391,000)	(88,505,000)
Other short-term borrowings	(41,000)	(96,167,000)	95,008,000
Payments of notes payable	(210,377,000)	(755,966,000)	(95,607,000)
Principal payments of finance leases	(1,726,000)	0	0
Payments for debt extinguishment	0	12,522,000	0
Proceeds from issuance of notes payable	75,000,000	473,819,000	55,000,000
Proceeds from issuance of common stock	8,719,000	7,268,000	7,016,000
Dividends paid	(115,810,000)	(105,441,000)	(95,910,000)
Net payments for repurchase of common stock	(250,581,000)	(125,264,000)	(75,664,000)
Payments related to tax witholding for share-based compensation	(5,431,000)	(2,201,000)	(1,756,000)
Net cash provided by financing activities	3,455,557,000	3,533,786,000	4,753,687,000
Net (decrease) increase in cash and due from banks, and restricted cash	(8,928,000)	(9,378,000)	38,433,000
Cash and due from banks and restricted cash at beginning of period	403,251,000	412,629,000	374,196,000
Cash and due from banks and restricted cash at end of period	$ 394,323,000	$ 403,251,000	$ 412,629,000